Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 2,230,000	$ 1,920,000	$ 4,150,000
UNITED STATES | The Municipality of Eureka
Total	560,000		560,000
UNITED STATES | The State of Nevada
Total	630,000		630,000
UNITED STATES | The State of Nevada, US Department of Interior-Bureau of Land Management
Total		880,000	880,000
CANADA | First Nation Band Government - Wahgoshig First Nations
Total		170,000	170,000
CANADA | The Municipality of Black River, Black River Matheson
Total	190,000		190,000
MEXICO | Federal Government of Mexico, Treasury of the Federation
Total	$ 850,000	$ 870,000	$ 1,720,000